ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Trade accounts receivable	$14,825,914	$13,085,704
Less: allowances for doubtful accounts	(100,884)	(67,002)
Accounts receivable, net	$14,725,030	$13,018,702